Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Recorded Expenses to Executive Officers	The Company recorded expenses to executive officers:
	For the year ended December 31
	2023	2022	2021
	USD thousands
Short - term employee benefits	2,066	2,623	2,402
Post-employment benefits	12	11	27
Share based payments	1,346	1,930	1,446

	3,424	4,564	3,875
The Company recorded expenses to directors:
	For the year ended December 31
	2023	2022	2021
	USD thousands
Short - term benefits	427	448	323
Share based payments	284	311	478

	711	759	801